DIREXION SHARES ETF TRUST
Direxion Large Cap Insider Sentiment Shares
Direxion All Cap Insider Sentiment Shares
Supplement dated December 5, 2011 to the
Prospectus dated October 28, 2011 (“Prospectus”)

Direxion Large Cap Insider Sentiment Shares
The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change to the principal investment strategy for the Direxion Large Cap Insider Sentiment Shares and Direxion All Cap Insider Sentiment Shares (the “Funds”) to reflect that each Fund’s underlying index will rebalance on a monthly basis. Effective immediately, the last sentence of the third paragraph appearing in the Prospectus under the heading “Principal Investment Strategy” in the summary section for each Fund (on pages 4 and 9 respectively) is each hereby revised to read: “The Index rebalances monthly.”
Direxion All Cap Insider Sentiment Shares
The Board of Trustees of Direxion Shares ETF Trust (“Trust”) has approved a change to the principal investment strategy for the Direxion Large Cap Insider Sentiment Shares and Direxion All Cap Insider Sentiment Shares (the “Funds”) to reflect that each Fund’s underlying index will rebalance on a monthly basis. Effective immediately, the last sentence of the third paragraph appearing in the Prospectus under the heading “Principal Investment Strategy” in the summary section for each Fund (on pages 4 and 9 respectively) is each hereby revised to read: “The Index rebalances monthly.”